Schedule II (details) - Condensed Statement of Cash Flows - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Cash Flows
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Deferred federal income tax expense (benefit)									110	117	121
Other operating activities									189	56	63
Net cash provided by operating activities									4,202	3,434	3,693
Net purchases of short-term securities									(199)	(326)	(498)
Net cash provided by (used in) investing activities									(1,460)	317	206
Treasury stock acquired - share repurchase authorization									(2,400)	(3,150)	(3,275)
Treasury stock acquired - net employee share-based compensation									(72)	(74)	(57)
Dividends paid to shareholders									(757)	(739)	(729)
Payment of debt									(400)	(400)
Issuance of debt									491	392
Issuance of common stock - employee share options									332	183	195
Net cash used in financing activities									(2,806)	(3,733)	(3,809)
Net increase (decrease) in cash									(73)	6	80
Cash at beginning of year				380				374	380	374	294
Cash at end of year	307				380				307	380	374
Cash received during the year for taxes									(892)	(1,207)	(1,147)
Cash paid during the year for interest									358	365	365
Travelers [Member]
Condensed Statement of Cash Flows
Net income									3,014	3,439	3,692
Equity in net income of subsidiaries									(3,154)	(3,664)	(3,904)
Dividends received from consolidated subsidiaries									2,998	3,833	4,071
Capital received from subsidiaries										3
Deferred federal income tax expense (benefit)									12	(6)	51
Change in income taxes payable									(48)	51	(87)
Other operating activities									73	113	(13)
Net cash provided by operating activities									2,895	3,769	3,810
Net purchases of short-term securities									(81)	(16)	(7)
Other investments, net									(8)	(20)	5
Net cash provided by (used in) investing activities									(89)	(36)	(2)
Treasury stock acquired - share repurchase authorization									(2,400)	(3,150)	(3,275)
Treasury stock acquired - net employee share-based compensation									(72)	(74)	(57)
Dividends paid to shareholders									(757)	(739)	(729)
Payment of debt									(400)	(400)
Issuance of debt									491	392
Issuance of common stock - employee share options									332	183	195
Other financing activities										55	57
Net cash used in financing activities									(2,806)	(3,733)	(3,809)
Net increase (decrease) in cash											(1)
Cash at beginning of year				$ 2				$ 2	2	2	3
Cash at end of year	$ 2				$ 2				2	2	2
Cash received during the year for taxes									132	209	136
Cash paid during the year for interest									$ 311	$ 318	$ 318